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                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                         SUPPLEMENT DATED APRIL 1, 1996
                                       to
                         SUPPLEMENT DATED July 1, 1995
                                       to
                          PROSPECTUS DATED May 1, 1995
                                      for
                            MARQUEE VARIABLE ANNUITY
                                   Offered by
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A Missouri Stock Company)

The following sentence is hereby added to the definition of "General Account Guaranteed Option" contained in the "Glossary" section (which definition appears on p. 3); to the paragraph under the heading "The Marquee Variable Annuity" contained in the "Highlights" section (which paragraph appears on p. 5); to the paragraph under the heading "Investment Choices" contained in the "Highlights section (which paragraph appears on p. 5); and to the first paragraph under the heading "Allocation of Purchase Payments" contained in the "Contract Features" section (which paragraph appears on p. 16):

"The General Account Guaranteed Options are available for sale in most, but not all, states."

                              * * * * * * * * * *

The first sentence of the definition of "Contract Owner" contained in the "Glossary" section (which definition appears on p. 3) is hereby revised to read as follows: "The person or persons designated as the Contract Owner in the Contract."

                              * * * * * * * * * *

The first sentence of the paragraph under the heading "How to Invest" contained in the "Highlights" section (which sentence appears on p. 5) is hereby revised to read as follows: "To invest in the Contract, please consult your agent who will provide the necessary information to us in a customer order form or your completed application or send your completed application to us."

                              * * * * * * * * * *
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The first and second paragraphs under the heading "Allocation of Purchase
Payments" contained in the "Highlights" section (which paragraphs appear on p.
6) and the second and third paragraphs under the heading "Allocation of Purchase Payments" contained in the "Contract Features" section (which paragraphs appear on p. 16) are hereby revised to read as follows:

"If the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then your initial Net Purchase Payment(s) will, when your Contract is issued, be invested in Fidelity Money Market until the expiration of the Right to Cancel Period (which is assumed for this purpose to be 15 to 35 days (i.e., a 10 to 30 day Right to Cancel Period plus a five day grace period to allow for mail delivery) or more in some instances as specified in your Contract after the issuance of your Contract) and then invested according to your initial allocation instructions (except that any accrued interest will remain in Fidelity Money Market if it is selected as an initial allocation option), provided that you may elect to have the portion of your initial Net Purchase Payment(s) allocated to the Guaranteed Index Rate Options invested immediately upon our receipt thereof in order to lock in the rates then applicable to such options.

If the state of issue of your Contract is any other state, your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios and Guaranteed Index Rate Options immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. (Please note that this automatic investment feature is not yet available in MD, TX or WA. If the state of issue of your Contract is MD, TX or WA, please check with your agent to determine the status of your Contract. Also, immediate investment is not available with respect to any amount allocated to THE FIVE-YEAR GUARANTEED EQUITY OPTION WHICH IS ILLIQUID FOR FIVE YEARS.)"

                              * * * * * * * * * *

Subsection (1) of the paragraph under the heading "Right to Cancel Period" contained in the "Highlights" section (which paragraph appears on p. 5) and Subsection (1) of the paragraph under the heading "Right to Cancel Period" contained in the "Contract Features" section (which paragraph appears on p. 15) are hereby revised to read as follows: "(1) if the state of issue of your Contract is CA, GA, ID, LA, MI, MO, NE, NH, NC, OK, OR, SC, UT, VA or WV, then for any amount of your initial Purchase Payment(s) invested in Fidelity Money Market, we will return the Accumulated Value of the amount of your Purchase Payment(s) so invested, or if greater, the amount of your Purchase Payment(s) so invested,".

                              * * * * * * * * * *

The first sentence of the paragraph under the heading "Charges and Deductions" contained in the "Contract Features" section (which sentence appears on p. 16) is hereby
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revised to read as follows: "You may choose between two charge structures: A
Units or B Units."

                              * * * * * * * * * *

The first, second and third paragraphs under the heading "Contract Application and Purchase Payments" contained in the "Contract Features" section (which paragraphs appear on p. 15) are hereby revised to read as follows:

"If you wish to purchase a Contract, you should consult your agent who will provide the necessary information to us in a customer order form or your completed application or send your completed application and initial Purchase Payment to the address indicated on the application, or to such other location as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of the completed application and initial Purchase Payment (rather than through the mail), you must do so at our Administrative Offices at 400 West Market Street, Louisville, KY 40202. The initial Purchase Payment for a Non-Qualified Contract must be equal to or
greater than the $5,000 minimum investment requirement.   The initial Purchase
Payment for a Qualified Contract must be equal to or greater than $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after acceptance of the customer order form or application and the initial Purchase Payment. Acceptance is subject to the customer order form or application being received in good order, and the Company reserves the right to reject any customer order form, application or initial Purchase Payment.

If the initial Purchase Payment cannot be credited because the customer order form or application is incomplete, we will contact you, explain the reason for the delay and will refund the initial Purchase Payment within five Business Days, unless you instruct us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled."

                              * * * * * * * * * *

The first sentence of the first paragraph under the heading "Allocation of Purchase Payments" contained in the "Contract Features" section (which sentence appears on p. 16) is hereby revised to read as follows: "You instruct your agent or specify in the Contract application how your Net Purchase Payments will be allocated."

                              * * * * * * * * * *

The second paragraph under the heading "Exchanges among the Portfolios" contained in the "Contract Features" section (which paragraph appears on p. 19) is hereby revised to read as follows:
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"To take advantage of the privilege of initiating transactions by telephone, you must first elect the privilege by completing the appropriate section of the Contract acknowledgment form, which you will receive with your Contract, or the application. You may also complete a separate telephone authorization form at a later date. To take advantage of the privilege of authorizing a third party to initiate transactions by telephone, you must first complete a third party authorization form or the appropriate section of the Contract acknowledgment form."

                              * * * * * * * * * *

The first sentence of the second paragraph under the heading "Dollar Cost Averaging Option" contained in the "Contract Features" section (which sentence appears on p. 23) is hereby revised to read as follows: "This Dollar Cost Averaging Option may be elected on the customer order form, application or at a later date."

                              * * * * * * * * * *

The first sentence of the paragraph under the heading "Designation of an Annuitant's Beneficiary" contained in the "Contract Features" section (which sentence appears on p. 23) is hereby revised to read as follows: "The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the customer order form or application."

                              * * * * * * * * * *

The first sentence of the paragraph under the heading "Annuity Date" contained in the "Contract Features" section (which sentence appears on p. 24) is hereby revised to read as follows: "You may specify an Annuity Date, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval."